Offsets	Aug. 01, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94572
Initial Filing Date	Nov. 03, 2025
Fee Offset Claimed	$ 7,579.99
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	HPS Corporate Capital Solutions Fund
Form or Filing Type	SC TO
File Number	005-94572
Filing Date	Nov. 03, 2025
Fee Paid with Fee Offset Source	$ 7,579.99